Cash and cash equivalents concentrations	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents concentrations	Cash and cash equivalents concentrations:The Bank is required to maintain an average reserve balance with the Federal Reserve Bank or maintain such reserve balance in the form of cash. The required balance was $0 and $20,881 as of December 31, 2020 and 2019. The Bank maintains its cash in bank deposit accounts, which, at times, may exceed federally insured limits. The Bank has not experienced any losses in such correspondent accounts and believes it is not exposed to any significant credit risk from cash and cash equivalents. The Bank had cash in the form of Federal funds sold included in cash and cash equivalents of $121,153 and $131,119 as of December 31, 2020 and 2019, respectively.